Computation of Basic Earnings per Share and Diluted Earnings Per Share (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Earning Per Share, Basic USD ($)	Dec. 31, 2012 Earning Per Share, Basic CNY	Dec. 31, 2011 Earning Per Share, Basic CNY	Dec. 31, 2010 Earning Per Share, Basic CNY	Dec. 31, 2012 Earning Per Share, Diluted USD ($)	Dec. 31, 2012 Earning Per Share, Diluted CNY	Dec. 31, 2011 Earning Per Share, Diluted CNY	Dec. 31, 2010 Earning Per Share, Diluted CNY
Numerator:
Net income attributable to ordinary shareholders	$ 159,503,058	993,720,006	879,966,874	811,187,833	$ 159,503,058	993,720,006	879,966,874	811,187,833	$ 159,503,058	993,720,006	879,966,874	811,187,833
Denominator:
Number of shares outstanding, opening	235,234,959	235,234,959	228,019,412	226,819,007
Weighted average number of shares issued	1,911,200	1,911,200	4,104,619	489,847
Weighted average number of shares repurchased	(349,341)	(349,341)	(119,152)
Weighted average number of shares outstanding - basic	236,796,818	236,796,818	232,004,879	227,308,854
Dilutive effect of share options	4,024,309	4,024,309		6,619,546
Weighted average number of shares outstanding - diluted	240,821,127	240,821,127	232,004,879	233,928,400